CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income including noncontrolling interest	$ 1,222.2	$ 973.6	$ 701.3
Foreign currency translation adjustments
Foreign currency translation	(350.3)	(240.0)	4.8
Gain (loss) on net investment hedge	34.7	(11.4)	9.8
Total foreign currency translation adjustments	(315.6)	(251.4)	14.6
Derivatives and hedging instruments	3.9	7.0	(0.1)
Pension and postretirement benefits
Current period net actuarial income (loss)	(354.8)	337.2	(184.0)
Pension and postretirement prior period service costs and benefits adjustments	(0.6)	(1.0)	21.8
Amortization of net actuarial loss and prior service cost included in net periodic pension and postretirement costs	12.1	46.7	31.0
Total pension and postretirement benefits	(343.3)	382.9	(131.2)
Subtotal	(655.0)	138.5	(116.7)
Total comprehensive income, including noncontrolling interest	567.2	1,112.1	584.6
Less: Comprehensive income (loss) attributable to noncontrolling interest	11.1	(10.2)	(4.2)
Comprehensive income attributable to Ecolab	$ 556.1	$ 1,122.3	$ 588.8